SHARE INCENTIVE PLAN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved				8,000,000	7,000,000	7,000,000
Share options and restricted shares additional disclosures
Total share-based compensation expense (in dollars)	$ 183,814	$ 570,861	$ 842,290
Total unrecognized share-based compensation expense (in dollars)	$ 86,090
Period for recognition of unrecognized share-based compensation expense	1 year 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted		700,000	1,036,500
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Restricted shares additional disclosures
Percentage of awards vesting after first year of service	25.00%
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Share options and restricted shares additional disclosures
Vested (in shares)	620,833	560,400	194,200
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	10 years
Percentage of awards vesting after first year of service	25.00%
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Granted (in shares)	0	0	0
Options additional disclosure
Proceeds from exercise of stock options by the employees (in dollars)	$ 0	$ 0	$ 0
Aggregate intrinsic value of Options outstanding (in dollars)
Aggregate intrinsic value of Options exercisable (in dollars)
Aggregate intrinsic value of Options vested or expected to vest (in dollars)
Restricted shares additional disclosures
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Employee Stock Option [Member] | Vesting Based on Performance [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period	9 months
Employee Stock Option [Member] | Vesting Based on Performance [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period	48 months